Commitments under short leases - Additional Information (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments Under Short Leases [Line Items]
Commitment on office rental and service charge	£ 400,000	£ 300,000	£ 300,000
More than One Year
Commitments Under Short Leases [Line Items]
Commitment on office rental and service charge	£ 0